Note 19 - Segment Information (Details) - Assets By Reportable Segment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Assets	$ 2,394,230	$ 2,241,888	$ 1,233,917
Long Lived Assets, Net	135,743	139,670	100,391
Performance Materials [Member]
Segment Reporting Information [Line Items]
Total Assets		1,260,840	665,354
Graphic Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets		803,446	421,402
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets		177,602	147,161
UNITED STATES
Segment Reporting Information [Line Items]
Long Lived Assets, Net		57,267	39,818
UNITED KINGDOM
Segment Reporting Information [Line Items]
Long Lived Assets, Net		30,649	21,463
ITALY
Segment Reporting Information [Line Items]
Long Lived Assets, Net		13,687	14,266
CHINA
Segment Reporting Information [Line Items]
Long Lived Assets, Net		17,162	8,766
Other Countries [Member]
Segment Reporting Information [Line Items]
Long Lived Assets, Net		20,905	16,078
Foreign [Member]
Segment Reporting Information [Line Items]
Long Lived Assets, Net		$ 82,403	$ 60,573